LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.74%
Equity Funds–68.21%
iShares Core S&P 500 ETF	245,691	$160,487,818
iShares Core S&P Mid-Cap ETF	596,102	40,254,768
iShares Edge MSCI Min Vol USA ETF	1,476,319	136,913,824
iShares Russell 2000 ETF	208,097	51,608,056
		389,264,466
Fixed Income Funds–28.48%
iShares Broad USD Investment Grade Corporate Bond ETF	534,266	27,370,447
iShares Core U.S. Aggregate Bond ETF	812,310	80,638,014
iShares Core U.S. Treasury Bond ETF	1,189,669	27,255,317
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	287,495	$27,297,650
		162,561,428
Money Market Fund–3.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	17,389,477	17,389,477
		17,389,477
Total Investment Companies (Cost $359,618,869)		569,215,371

TOTAL INVESTMENTS–99.74% (Cost $359,618,869)	569,215,371
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,482,327
NET ASSETS APPLICABLE TO 39,912,700 SHARES OUTSTANDING–100.00%	$570,697,698

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
19	CME E-mini Russell 2000 Index Futures	$2,386,590	$2,371,847	6/18/26	$14,743	$—
35	CME E-mini S&P 500 Index Futures	11,498,813	11,701,454	6/18/26	—	(202,641)
10	CME E-mini S&P MidCap 400 Index Futures	3,396,500	3,363,793	6/18/26	32,707	—
Total Futures Contracts					$47,450	$(202,641)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1